Note 4 - Restricted Equity Securities (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Restricted Investments	$ 4,680,000	$ 3,012,000